Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	666,162	441,162	664,585
Outstanding Ending balance	874,162	666,162	441,162
Outstanding Beginning balance	$ 1.02	$ 1.15	$ 1.21
Outstanding Ending balance	$ 1.13	$ 1.02	$ 1.15
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	627	926	3,836
Expired	0	(299)	(2,910)
Outstanding Ending balance	627	627	926
Outstanding Beginning balance	$ 1.05	$ 1.05	$ 5.19
Expired		1.05	6.51
Outstanding Ending balance	$ 1.05	$ 1.05	$ 1.05